Fair Value Measures and Disclosures (FY) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Estimate of Fair Value Measurement
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Real estate note investment	$ 6,735,530	$ 1,793,771	$ 0
Credit Facility		37,410,000	0
Series 2019 Preferred Stock	20,561,909	1,198,000	0
Reported Value Measurement
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Real estate note investment	6,735,530	1,793,771	0
Credit Facility		35,995,000	0
Series 2019 Preferred Stock	$ 20,561,909	$ 1,198,000	$ 0